CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue and Long-Lived Assets by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 348,363	$ 339,201	$ 232,985
Long-lived assets	94,727	100,926
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	115,884	156,326	83,314
South America And Central America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	115,190	100,457	84,388
Asia And Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	84,482	51,554	36,350
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	71,283	73,760
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	4,174	4,867
Latin America [Member] | Net revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	10.00%
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	9,693	12,490
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	23,906	21,126	12,693
Long-lived assets	9,059	9,197
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,901	9,738	16,240
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 518	$ 612
Australia [Member] | Net revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	14.00%
No Customer [Member] | Net revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage		10.00%	10.00%